FINANCIAL INSTRUMENTS BY CATEGORY	12 Months Ended
Dec. 31, 2017
FINANCIAL INSTRUMENTS BY CATEGORY [abstract]
Disclosure of detailed information about financial instruments

5                 14 FINANCIAL INSTRUMENTS BY CATEGORY

	Loans and receivables	Available- for-sale	Total
	RMB’000	RMB’000	RMB’000

Financial assets as at 31 December 2017
Available-for-sale investments (Note 15)	-	296,414	296,414
Long-term receivable (Note 16)	31,274	-	31,274
Trade and other receivables excluding prepayments (Notes 18 and 19)	4,417,317	-	4,417,317
Short-term deposits (Note 20)	108,000	-	108,000
Cash and cash equivalents (Note 20)	1,160,515	-	1,160,515
Total	5,717,106	296,414	6,013,520

Financial assets as at 31 December 2016
Available-for-sale investments (Note 15)	-	53,826	53,826
Long-term receivable (Note 16)	31,406	-	31,406
Trade and other receivables excluding prepayments (Notes 18 and 19)	3,665,646	-	3,665,646
Short-term deposits (Note 20)	108,000	-	108,000
Cash and cash equivalents (Note 20)	1,359,656	-	1,359,656
Total	5,164,708	53,826	5,218,534

14        FINANCIAL INSTRUMENTS BY CATEGORY (CONTINUED)

Financial liabilities as at 31 December 2017	Other Financial liabilities
Trade and other payables excluding other tax payables, employee salary and benefits payables and advances (Notes 25 and 26)	2,356,953
Payables for fixed assets and construction-in-progress	2,214,547
Dividends payable	12,893
Total	4,584,393

Financial liabilities as at 31 December 2016
Trade and other payables excluding other tax payables, employee salary and benefits payables and advances (Notes 25 and 26)	2,201,483
Payables for fixed assets and construction-in-progress	1,765,185
Dividends payable	15,542
Total	3,982,210